Segment information - Geographic Segment Data (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($) drilling_unit	Dec. 31, 2015 USD ($)	Dec. 31, 2017 drillship	Dec. 31, 2017 jack_up_rig	Dec. 31, 2017 drilling_unit	Dec. 31, 2017 submersible_rig
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of business segments | segment	1
Total operating revenues	$ 257.5	$ 534.7	$ 747.7
Number of offshore drilling units owned by Company				1	3	7	3
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	210.0	483.2	648.6
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	47.5	$ 51.5	$ 99.1
Number of offshore drilling units owned by Company | drilling_unit		1				1
Drilling units
Revenues from External Customers and Long-Lived Assets [Line Items]
Net book value	2,325.5	$ 2,528.8
Drilling units | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Net book value	$ 574.6	$ 610.3